Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Period from May 5, 2016 through December 31, 2016	Period from January 1, 2016 through May 4, 2016	Year Ended December 31, 2015
	Successor	Predecessor	Predecessor
Current:
Federal	$-	$-	$-
State	-	-	-
Deferred:
Federal	1,989,763	(9,836,756)	29,084,623
State	236,490	(2,237,382)	3,614,773
Change in valuation allowance	(2,226,253)	12,074,138	(32,610,383)

Total Benefit for Income Taxes	$-	$-	$89,013

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31, 2016	December 31, 2015
	Successor	Predecessor
Deferred tax assets:
Stock-based compensation	$29,379	$6,238,000
Tax credits	3,484,799	3,339,000
Deferred revenue	-	462,000
Start-up and organizational costs	270,652	275,000
Tax deductible Goodwill	354,831	404,000
Property and equipment	163,755	207,000
Other	224,910	283,000
Total deferred tax assets	4,528,326	11,208,000

Deferred tax liabilities:
Intangible Assets	(2,374,950)	(114,000)
Total deferred tax liabilities	(2,374,950)	(114,000)

Net deferred tax assets, excluding net operating loss carryforwards	2,153,376	11,094,000
Net operating loss carryforwards	50,713,527	61,076,000
	52,866,903	72,170,000
Less valuation allowance	(52,866,903)	(72,170,000)
Total deferred tax assets (liabilities)	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Period from May 5, 2016 through December 31, 2016	Period from January 1, 2016 through May 4, 2016	Year Ended December 31, 2015
	Successor	Predecessor	Predecessor
U.S. federal statutory income tax	35.0%	35.0%	35.0%
State and local income tax, net of benefits	4.2%	4.2%	4.8%
Fair value of derivatives	-	-	22.4%
Other	(0.1)%	3.7%	(0.4)%
Valuation allowance for deferred income tax assets	(39.1)%	(42.9)%	(61.6)%

Effective income tax rate	-%	-%	0.2%